Shareholder Report, Line Graph (Details) 216750_Pacer International Export Leaders ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 22, 2025	Apr. 30, 2026
Pacer International Export Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer International Export Leaders ETF NAV
Accumulated Value	$ 10,000	$ 10,317
Pacer International Export Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer International Export Leaders Index
Accumulated Value	10,000	$ 10,392
FTSE Developed ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed ex US Index
Accumulated Value	10,000	$ 10,963
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Accumulated Value	$ 10,000	$ 10,672